Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Net income	$ 1,045	$ 1,009
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,060	959
Income from equity investments, net of dividends	(22)	(61)
Allowance for funds used during construction ("AFUDC") - equity	(38)	(52)
Deferred income taxes, net	97	152
Net change in pension and post-retirement liabilities	(68)	(48)
NSPI Fuel adjustment mechanism ("FAM")	(88)	(162)
Net change in Fair Value ("FV") of derivative instruments	(666)	206
Net change in regulatory assets and liabilities	554	(471)
Net change in capitalized transportation capacity	434	(445)
GBPC Impairment charge	0	73
Other operating activities, net	28	(13)
Changes in non-cash working capital (note 30)	(95)	(234)
Net cash provided by operating activities	2,241	913
Investing activities
Additions to PP&E	(2,937)	(2,596)
Other investing activities	20	27
Net cash used in investing activities	(2,917)	(2,569)
Financing activities
Change in short-term debt, net	(66)	1,028
Proceeds from short-term debt with maturities greater than 90 days	548	544
Repayment of short-term debt with maturities greater than 90 days	(1,086)	(680)
Proceeds from long-term debt, net of issuance costs	1,932	784
Retirement of long-term debt	(151)	(367)
Net (repayments) proceeds under committed credit facilities	(96)	511
Issuance of common stock, net of issuance costs	424	277
Dividends on common stock	(488)	(472)
Dividends on preferred stock	(66)	(63)
Other financing activities	(12)	(7)
Net cash provided by financing activities	939	1,555
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	(7)	16
Net increase (decrease) in cash, cash equivalents, and restricted cash	256	(85)
Cash, cash equivalents, and restricted cash, beginning of year	332	417
Cash, cash equivalents, and restricted cash, end of year	$ 588	$ 332